Fees Summary	May 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 500,000.00
Previously Paid Amount	0.00
Total Fee Amount	69.05
Total Offset Amount	0.00
Net Fee	69.05
Narrative - Max Aggregate Offering Price	$ 500,000.00
Final Prospectus	true